SCHEDULE OF OTHER RECEIVABLE (Details) - CAD ($)		Dec. 31, 2025	Dec. 31, 2024
Notes and other explanatory information [abstract]
Income tax advances		$ 26,764	$ 66,444
Interest receivable ()	[1]	500,927	134,823
Due from shareholders		1,300	1,025
Other receivable	[2]	$ 528,991	$ 202,292

[1]	The interest receivable balance relates to deposits with immediate liquidity, and the related interest income is measured using the effective interest method.
[2]	reclassified to conform to the current period presentation